JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 97.3%
Aerospace & Defense — 4.1%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (a)	35,000	37,919
Boeing Co. (The)
4.51%, 5/1/2023	145,000	149,789
4.88%, 5/1/2025	144,000	152,838
5.04%, 5/1/2027	136,000	144,386
5.15%, 5/1/2030	50,000	53,392
3.60%, 5/1/2034	84,000	77,039
5.71%, 5/1/2040	35,000	38,309
L3Harris Technologies, Inc. 4.40%, 6/15/2028	188,000	217,039
Lockheed Martin Corp.
3.55%, 1/15/2026	34,000	38,826
4.09%, 9/15/2052	105,000	135,664
Northrop Grumman Corp.
3.25%, 1/15/2028	72,000	79,792
4.03%, 10/15/2047	117,000	141,762
Precision Castparts Corp. 3.25%, 6/15/2025	24,000	26,474
Raytheon Technologies Corp.
3.13%, 5/4/2027	110,000	122,660
4.45%, 11/16/2038	80,000	96,370
3.75%, 11/1/2046	70,000	78,771
Rockwell Collins, Inc. 3.50%, 3/15/2027	61,000	65,650

		1,656,680

Banks — 16.3%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021 (b)	380,000	380,476
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	401,000	419,009
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (b)	110,000	116,990
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (b)	30,000	31,218
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	50,000	54,878
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (b)	110,000	121,522
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)	150,000	163,205
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (b)	80,000	81,426
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038 (b)	120,000	141,283
(ICE LIBOR USD 3 Month + 1.19%), 3.95%, 1/23/2049 (b)	20,000	23,275

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051 (b)	60,000	71,547
Bank of Nova Scotia (The) (Canada) 2.70%, 3/7/2022	80,000	83,014
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (b)	225,000	232,116
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (b)	50,000	53,191
(SOFR + 2.75%), 3.11%, 4/8/2026 (b)	60,000	63,169
3.20%, 10/21/2026	225,000	240,753
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	58,000	62,986
(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	80,000	81,124
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	120,000	138,208
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (b)	40,000	44,276
4.65%, 7/23/2048	60,000	74,350
Citizens Financial Group, Inc. 4.30%, 12/3/2025	124,000	135,415
Cooperatieve Rabobank UA (Netherlands) 3.88%, 2/8/2022	59,000	62,151
5.25%, 5/24/2041	10,000	13,804
HSBC Holdings plc (United Kingdom) 4.00%, 3/30/2022	131,000	137,938
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (b)	200,000	218,096
Huntington Bancshares, Inc.
2.30%, 1/14/2022	180,000	183,595
2.63%, 8/6/2024	45,000	46,775
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.67%, 7/25/2022	100,000	103,215
3.76%, 7/26/2023	66,000	70,667
3.68%, 2/22/2027	31,000	34,122
3.96%, 3/2/2028	39,000	43,824
3.74%, 3/7/2029	80,000	89,409
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/2024	13,000	14,198
2.60%, 7/23/2026	190,000	205,175
3.15%, 5/19/2027	23,000	25,359
Royal Bank of Scotland Group plc (United Kingdom)
6.13%, 12/15/2022	189,000	204,026
6.00%, 12/19/2023	175,000	192,811
5.13%, 5/28/2024	201,000	216,273

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 7/12/2022	80,000	82,623
2.63%, 7/14/2026	70,000	73,817
3.36%, 7/12/2027	59,000	63,369
US Bancorp
Series V, 2.38%, 7/22/2026	102,000	108,965
Wells Fargo & Co.
2.63%, 7/22/2022	240,000	247,297
3.75%, 1/24/2024	110,000	118,309
(ICE LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/2025 (b)	70,000	71,846
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	80,000	81,059
3.00%, 10/23/2026	143,000	153,070
4.30%, 7/22/2027	70,000	78,782
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	141,000	153,057
(ICE LIBOR USD 3 Month + 1.17%), 2.88%, 10/30/2030 (b)	157,000	162,518
3.90%, 5/1/2045	90,000	101,619
4.75%, 12/7/2046	50,000	58,884
Westpac Banking Corp. (Australia)
2.75%, 1/11/2023	70,000	73,853
2.85%, 5/13/2026	187,000	203,234
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (b)	80,000	86,032

		6,593,203

Beverages — 2.1%
Anheuser-Busch Cos. LLC (Belgium)
3.65%, 2/1/2026	80,000	88,640
4.70%, 2/1/2036	30,000	34,205
4.90%, 2/1/2046	124,000	143,789
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	40,000	45,200
4.90%, 1/23/2031	25,000	30,501
4.60%, 4/15/2048	122,000	135,638
4.44%, 10/6/2048	30,000	32,740
Keurig Dr Pepper, Inc.
4.06%, 5/25/2023	132,000	143,852
3.80%, 5/1/2050	20,000	21,772
PepsiCo, Inc.
2.75%, 3/19/2030	80,000	88,395
3.45%, 10/6/2046	50,000	57,434
3.63%, 3/19/2050	20,000	23,964

		846,130

Biotechnology — 3.0%
AbbVie, Inc.
3.45%, 3/15/2022 (a)	50,000	52,023
2.90%, 11/6/2022	160,000	167,570
2.60%, 11/21/2024 (a)	45,000	47,265
3.60%, 5/14/2025	50,000	55,164

Investments	Principal Amount($)	Value($)
2.95%, 11/21/2026 (a)	95,000	101,857
4.25%, 11/14/2028	95,000	110,403
4.05%, 11/21/2039 (a)	125,000	140,264
4.70%, 5/14/2045	50,000	59,700
4.25%, 11/21/2049 (a)	55,000	63,012
Amgen, Inc.
2.20%, 2/21/2027	50,000	52,118
2.45%, 2/21/2030	45,000	46,969
4.40%, 5/1/2045	20,000	24,540
3.38%, 2/21/2050	20,000	21,174
Gilead Sciences, Inc.
3.65%, 3/1/2026	70,000	79,525
4.15%, 3/1/2047	163,000	205,286

		1,226,870

Capital Markets — 5.9%
Bank of New York Mellon Corp. (The) 2.20%, 8/16/2023	60,000	62,546
(ICE LIBOR USD 3 Month + 1.07%), 3.44%, 2/7/2028 (b)	112,000	124,876
CME Group, Inc. 3.00%, 3/15/2025	82,000	89,983
Credit Suisse Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (a)(b)	250,000	266,979
Goldman Sachs Group, Inc. (The) 5.75%, 1/24/2022	261,000	281,007
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (b)	70,000	71,520
4.00%, 3/3/2024	188,000	205,925
3.85%, 1/26/2027	73,000	80,427
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (b)	103,000	116,691
3.80%, 3/15/2030	120,000	132,663
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	148,000	164,510
Morgan Stanley
2.75%, 5/19/2022	182,000	188,968
3.70%, 10/23/2024	50,000	54,864
3.63%, 1/20/2027	70,000	77,622
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (b)	160,000	178,206
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	90,000	92,607
(SOFR + 3.12%), 3.62%, 4/1/2031 (b)	60,000	66,620
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038 (b)	110,000	126,147
4.30%, 1/27/2045	20,000	24,238

		2,406,399

Chemicals — 1.5%
Dow Chemical Co. (The) 3.50%, 10/1/2024	85,000	90,091

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
DuPont de Nemours, Inc.
4.21%, 11/15/2023	164,000	178,339
4.73%, 11/15/2028	105,000	124,729
Huntsman International LLC 4.50%, 5/1/2029	60,000	60,946
Sherwin-Williams Co. (The)
2.75%, 6/1/2022	4,000	4,099
3.45%, 6/1/2027	110,000	120,870
4.50%, 6/1/2047	20,000	23,788

		602,862

Commercial Services & Supplies — 0.7%
Waste Management, Inc.
2.95%, 6/15/2024	100,000	106,806
3.45%, 6/15/2029	95,000	105,221
4.15%, 7/15/2049	70,000	85,739

		297,766

Consumer Finance — 1.8%
American Express Co. 3.70%, 8/3/2023	60,000	64,737
Capital One Financial Corp.
3.30%, 10/30/2024	137,000	143,727
3.80%, 1/31/2028	120,000	126,062
Discover Financial Services 4.10%, 2/9/2027	125,000	131,036
General Motors Financial Co., Inc. 3.20%, 7/6/2021	154,000	154,049
John Deere Capital Corp.
1.20%, 4/6/2023	20,000	20,257
2.60%, 3/7/2024	100,000	106,414

		746,282

Containers & Packaging — 0.4%
International Paper Co.
4.40%, 8/15/2047	50,000	55,789
4.35%, 8/15/2048	40,000	45,575
WRKCo, Inc. 4.65%, 3/15/2026	54,000	60,956

		162,320

Diversified Consumer Services — 0.1%
University of Chicago (The) Series 20B, 2.76%, 4/1/2045	20,000	20,263
William Marsh Rice University 2.60%, 5/15/2050	20,000	20,272

		40,535

Diversified Financial Services — 1.9%
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	200,000	201,323
Hutchison Whampoa International 11 Ltd. (United Kingdom) 4.63%, 1/13/2022 (c)	200,000	209,437
ORIX Corp. (Japan) 2.90%, 7/18/2022	10,000	10,347

Investments	Principal Amount($)	Value($)
Shell International Finance BV (Netherlands)
2.38%, 4/6/2025	40,000	42,604
3.25%, 5/11/2025	22,000	24,384
4.13%, 5/11/2035	160,000	195,761
4.38%, 5/11/2045	34,000	41,886
4.00%, 5/10/2046	20,000	23,219
3.25%, 4/6/2050	20,000	21,010

		769,971

Diversified Telecommunication Services — 3.3%
AT&T, Inc.
3.00%, 6/30/2022	149,000	154,587
3.40%, 5/15/2025	49,000	52,833
4.30%, 2/15/2030	137,000	155,668
4.50%, 5/15/2035	30,000	34,036
5.25%, 3/1/2037	65,000	79,407
4.50%, 3/9/2048	100,000	113,826
Verizon Communications, Inc.
3.38%, 2/15/2025	87,000	96,457
4.33%, 9/21/2028	92,000	109,870
4.02%, 12/3/2029	40,000	47,130
4.50%, 8/10/2033	60,000	74,405
4.40%, 11/1/2034	20,000	24,540
4.27%, 1/15/2036	307,000	369,895
4.52%, 9/15/2048	20,000	26,054

		1,338,708

Electric Utilities — 5.7%
Commonwealth Edison Co. 3.00%, 3/1/2050	40,000	41,519
Duke Energy Corp.
3.75%, 4/15/2024	210,000	230,413
2.65%, 9/1/2026	18,000	19,266
3.75%, 9/1/2046	90,000	99,261
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	20,000	21,912
2.75%, 4/1/2050	20,000	20,067
Edison International
3.13%, 11/15/2022	55,000	56,620
2.95%, 3/15/2023	150,000	152,995
4.13%, 3/15/2028	25,000	25,972
Emera US Finance LP (Canada) 4.75%, 6/15/2046	98,000	111,066
Entergy Louisiana LLC
4.00%, 3/15/2033	173,000	207,916
2.90%, 3/15/2051	7,000	7,095
Entergy Texas, Inc. 3.55%, 9/30/2049	35,000	38,004
Evergy, Inc.
2.45%, 9/15/2024	100,000	104,601
2.90%, 9/15/2029	75,000	78,199

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027	119,000	133,483
2.65%, 3/1/2030	40,000	41,700
Series C, 4.85%, 7/15/2047	50,000	62,958
Florida Power & Light Co.
3.95%, 3/1/2048	30,000	37,780
3.15%, 10/1/2049	50,000	56,008
Fortis, Inc. (Canada) 3.06%, 10/4/2026	112,000	120,132
NextEra Energy Capital Holdings, Inc.
3.15%, 4/1/2024	30,000	32,188
2.75%, 11/1/2029	90,000	96,255
PacifiCorp 2.70%, 9/15/2030	43,000	46,424
Pennsylvania Electric Co. 3.60%, 6/1/2029 (a)	75,000	82,856
PPL Electric Utilities Corp. 3.00%, 10/1/2049	20,000	20,949
Southern California Edison Co.
2.25%, 6/1/2030	10,000	9,923
Series 13-A, 3.90%, 3/15/2043	6,000	6,417
Series C, 3.60%, 2/1/2045	84,000	87,014
4.00%, 4/1/2047	50,000	55,110
3.65%, 2/1/2050	14,000	14,730
Southern Co. (The) 4.40%, 7/1/2046	54,000	64,730
Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026	17,000	18,812
Series A, 3.50%, 3/15/2027	43,000	48,450
4.60%, 12/1/2048	30,000	39,086

		2,289,911

Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc. 5.45%, 11/15/2079	60,000	68,785

Entertainment — 0.0% (d)
Walt Disney Co. (The) 2.75%, 9/1/2049	20,000	19,427

Equity Real Estate Investment Trusts (REITs) — 4.3%
Alexandria Real Estate Equities, Inc. 2.75%, 12/15/2029	75,000	77,195
American Tower Corp.
3.38%, 10/15/2026	130,000	143,137
3.55%, 7/15/2027	158,000	173,256
3.80%, 8/15/2029	80,000	89,578
Boston Properties LP 4.50%, 12/1/2028	30,000	34,510
Crown Castle International Corp.
3.80%, 2/15/2028	50,000	55,420
3.30%, 7/1/2030	85,000	91,945
Healthpeak Properties, Inc. 4.00%, 6/1/2025	330,000	345,923

Investments	Principal Amount($)	Value($)
Prologis LP 3.75%, 11/1/2025	150,000	171,086
Simon Property Group LP
2.45%, 9/13/2029	60,000	55,103
3.25%, 9/13/2049	40,000	32,517
UDR, Inc. 3.00%, 8/15/2031	20,000	20,379
Welltower, Inc.
3.63%, 3/15/2024	140,000	143,172
4.00%, 6/1/2025	270,000	282,016
3.10%, 1/15/2030	35,000	33,423

		1,748,660

Food & Staples Retailing — 0.7%
Kroger Co. (The) 4.45%, 2/1/2047	25,000	30,075
Sysco Corp. 6.60%, 4/1/2050	20,000	25,825
Walmart, Inc.
3.05%, 7/8/2026	85,000	95,338
3.70%, 6/26/2028	25,000	29,569
4.05%, 6/29/2048	69,000	88,604

		269,411

Gas Utilities — 0.1%
Atmos Energy Corp. 4.13%, 10/15/2044	31,000	37,659

Health Care Equipment & Supplies — 1.3%
Abbott Laboratories 3.75%, 11/30/2026	80,000	93,714
Becton Dickinson and Co.
2.89%, 6/6/2022	90,000	93,495
3.70%, 6/6/2027	48,000	53,671
4.69%, 12/15/2044	55,000	67,276
4.67%, 6/6/2047	40,000	49,768
3.79%, 5/20/2050	20,000	22,466
DH Europe Finance II SARL 3.25%, 11/15/2039	80,000	87,208
Medtronic, Inc. 3.50%, 3/15/2025	50,000	56,645

		524,243

Health Care Providers & Services — 4.0%
Aetna, Inc.
2.80%, 6/15/2023	215,000	224,351
3.88%, 8/15/2047	40,000	43,868
Anthem, Inc. 4.65%, 8/15/2044	96,000	119,575
Cigna Corp.
3.25%, 4/15/2025 (a)	130,000	140,826
2.40%, 3/15/2030	30,000	30,788
4.80%, 8/15/2038	68,000	84,815
CVS Health Corp.
3.70%, 3/9/2023	110,000	117,837
2.63%, 8/15/2024	10,000	10,560
4.30%, 3/25/2028	91,000	103,761
5.05%, 3/25/2048	126,000	161,766

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
HCA, Inc.
4.50%, 2/15/2027	70,000	77,310
5.25%, 6/15/2049	131,000	154,218
UnitedHealth Group, Inc.
3.75%, 7/15/2025	68,000	77,732
3.50%, 8/15/2039	95,000	109,346
2.75%, 5/15/2040	150,000	155,884

		1,612,637

Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp.
2.13%, 3/1/2030	15,000	15,175
3.63%, 9/1/2049	110,000	119,608

		134,783

Industrial Conglomerates — 1.3%
General Electric Co.
2.70%, 10/9/2022	160,000	163,279
6.75%, 3/15/2032	31,000	37,186
5.88%, 1/14/2038	141,000	157,478
4.13%, 10/9/2042	8,000	7,369
Roper Technologies, Inc. 4.20%, 9/15/2028	129,000	150,240

		515,552

Insurance — 1.1%
American International Group, Inc.
3.90%, 4/1/2026	28,000	30,762
4.50%, 7/16/2044	20,000	22,453
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048	110,000	136,567
4.25%, 1/15/2049	20,000	25,051
Marsh & McLennan Cos., Inc. 4.38%, 3/15/2029	30,000	35,414
MetLife, Inc. 4.13%, 8/13/2042	20,000	22,918
New York Life Global Funding 2.88%, 4/10/2024 (a)	60,000	64,265
Northwestern Mutual Life Insurance Co. (The) 3.85%, 9/30/2047 (a)	20,000	22,614
Prudential Financial, Inc.
3.91%, 12/7/2047	20,000	21,221
3.70%, 3/13/2051	50,000	52,509

		433,774

Internet & Direct Marketing Retail — 0.7%
Amazon.com, Inc.
3.88%, 8/22/2037	220,000	269,742
4.05%, 8/22/2047	10,000	13,146

		282,888

IT Services — 2.4%
Fidelity National Information Services, Inc. 3.00%, 8/15/2026	190,000	209,744

Investments	Principal Amount($)	Value($)
Global Payments, Inc.
3.20%, 8/15/2029	110,000	116,238
4.15%, 8/15/2049	50,000	55,998
International Business Machines Corp.
3.00%, 5/15/2024	100,000	108,032
3.30%, 5/15/2026	300,000	335,998
Mastercard, Inc.
2.95%, 6/1/2029	35,000	39,225
3.35%, 3/26/2030	10,000	11,575
Visa, Inc.
3.15%, 12/14/2025	70,000	78,652
3.65%, 9/15/2047	20,000	24,836

		980,298

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.
3.00%, 4/15/2023	70,000	74,529
4.10%, 8/15/2047	100,000	123,079

		197,608

Machinery — 0.6%
Caterpillar, Inc. 3.80%, 8/15/2042	20,000	23,677
Deere & Co.
2.75%, 4/15/2025	20,000	21,685
3.75%, 4/15/2050	85,000	102,551
Otis Worldwide Corp.
2.06%, 4/5/2025 (a)	40,000	41,272
2.57%, 2/15/2030 (a)	40,000	40,409
3.36%, 2/15/2050 (a)	20,000	20,133

		249,727

Media — 3.7%
Charter Communications Operating LLC
4.46%, 7/23/2022	188,000	200,212
2.80%, 4/1/2031	40,000	39,988
6.48%, 10/23/2045	63,000	81,372
4.80%, 3/1/2050	80,000	89,082
3.70%, 4/1/2051	25,000	24,101
Comcast Corp.
3.70%, 4/15/2024	167,000	184,670
3.95%, 10/15/2025	78,000	89,356
3.15%, 3/1/2026	70,000	77,709
4.15%, 10/15/2028	74,000	87,540
3.40%, 4/1/2030	40,000	45,098
3.90%, 3/1/2038	114,000	132,870
4.60%, 10/15/2038	178,000	220,953
4.70%, 10/15/2048	43,000	56,172
4.00%, 11/1/2049	30,000	35,606
3.45%, 2/1/2050	20,000	22,160
Discovery Communications LLC 4.65%, 5/15/2050	94,000	99,927
ViacomCBS, Inc. 4.95%, 5/19/2050	30,000	30,376

		1,517,192

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Metals & Mining — 0.5%
Glencore Funding LLC (Switzerland) 4.13%, 5/30/2023 (a)	100,000	105,522
Vale Overseas Ltd. (Brazil) 6.25%, 8/10/2026	70,000	80,009

		185,531

Multiline Retail — 0.1%
Target Corp. 3.90%, 11/15/2047	20,000	24,926

Multi-Utilities — 2.2%
Ameren Corp. 2.50%, 9/15/2024	105,000	111,587
Berkshire Hathaway Energy Co.
4.05%, 4/15/2025 (a)	70,000	78,962
4.50%, 2/1/2045	80,000	98,888
3.80%, 7/15/2048	58,000	67,080
4.45%, 1/15/2049	69,000	87,052
Dominion Energy, Inc. 3.90%, 10/1/2025	17,000	18,926
NiSource, Inc.
2.95%, 9/1/2029	35,000	37,573
3.60%, 5/1/2030	40,000	45,204
San Diego Gas & Electric Co. Series TTT, 4.10%, 6/15/2049	30,000	35,348
Sempra Energy
3.25%, 6/15/2027	40,000	42,693
3.80%, 2/1/2038	38,000	40,727
4.00%, 2/1/2048	50,000	55,959
Southern Co. Gas Capital Corp. 2.45%, 10/1/2023	160,000	166,773

		886,772

Oil, Gas & Consumable Fuels — 5.8%
BP Capital Markets America, Inc.
4.23%, 11/6/2028	30,000	34,795
3.63%, 4/6/2030	50,000	55,884
3.00%, 2/24/2050	65,000	63,336
BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	210,000	227,821
Cameron LNG LLC
2.90%, 7/15/2031(a)	30,000	31,042
3.30%, 1/15/2035(a)	25,000	26,517
3.70%, 1/15/2039(a)	5,000	5,149
Chevron Corp.
1.55%, 5/11/2025	80,000	82,461
2.95%, 5/16/2026	70,000	77,536
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	60,000	67,326
Enbridge, Inc. (Canada) 4.25%, 12/1/2026	61,000	67,499
Energy Transfer Operating LP
4.75%, 1/15/2026	22,000	23,443
4.95%, 6/15/2028	32,000	33,710

Investments	Principal Amount($)	Value($)
Enterprise Products Operating LLC
3.13%, 7/31/2029	20,000	21,141
5.10%, 2/15/2045	43,000	49,111
4.80%, 2/1/2049	34,000	39,668
4.20%, 1/31/2050	35,000	37,579
Exxon Mobil Corp.
2.99%, 3/19/2025	60,000	65,683
2.61%, 10/15/2030	160,000	170,259
3.00%, 8/16/2039	140,000	148,532
4.33%, 3/19/2050	20,000	24,881
Hess Corp. 4.30%, 4/1/2027	50,000	50,306
Kinder Morgan, Inc.
4.30%, 6/1/2025	83,000	92,274
5.55%, 6/1/2045	63,000	77,157
Marathon Petroleum Corp. 4.75%, 9/15/2044	17,000	17,189
MPLX LP
4.25%, 12/1/2027	28,000	29,330
4.00%, 3/15/2028	34,000	34,990
4.50%, 4/15/2038	60,000	59,489
5.50%, 2/15/2049	20,000	22,642
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	90,000	100,380
4.50%, 5/15/2030 (a)	50,000	54,730
Sunoco Logistics Partners Operations LP 5.40%, 10/1/2047	132,000	131,119
Total Capital International SA (France)
2.43%, 1/10/2025	70,000	73,922
2.83%, 1/10/2030	130,000	139,302
3.46%, 7/12/2049	20,000	21,400
TransCanada PipeLines Ltd. (Canada) 4.63%, 3/1/2034	81,000	92,816
Williams Cos., Inc. (The) 3.75%, 6/15/2027	16,000	17,018

		2,367,437

Pharmaceuticals — 4.3%
AstraZeneca plc (United Kingdom) 4.38%, 11/16/2045	50,000	64,962
Bristol-Myers Squibb Co.
3.40%, 7/26/2029 (a)	50,000	57,175
4.35%, 11/15/2047 (a)	70,000	90,481
4.25%, 10/26/2049 (a)	70,000	92,037
Eli Lilly and Co. 2.25%, 5/15/2050	120,000	112,919
Merck & Co., Inc.
2.75%, 2/10/2025	100,000	109,505
3.40%, 3/7/2029	30,000	34,509
Pfizer, Inc.
3.00%, 12/15/2026	40,000	45,561
2.63%, 4/1/2030	10,000	10,883

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
4.00%, 12/15/2036	40,000	48,536
2.55%, 5/28/2040	30,000	30,326
4.40%, 5/15/2044	20,000	26,051
4.13%, 12/15/2046	102,000	127,652
4.00%, 3/15/2049	20,000	25,143
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/2021	275,000	280,506
2.88%, 9/23/2023	120,000	126,548
3.20%, 9/23/2026	251,000	277,094
Zoetis, Inc.
3.00%, 9/12/2027	80,000	87,515
4.70%, 2/1/2043	40,000	51,185
3.00%, 5/15/2050	40,000	41,163

		1,739,751

Road & Rail — 2.4%
Burlington Northern Santa Fe LLC
4.90%, 4/1/2044	76,000	98,172
4.55%, 9/1/2044	25,000	31,094
4.15%, 4/1/2045	71,000	85,822
CSX Corp.
3.25%, 6/1/2027	184,000	203,081
4.25%, 3/15/2029	40,000	47,331
4.10%, 3/15/2044	20,000	23,027
4.30%, 3/1/2048	57,000	69,351
3.80%, 4/15/2050	10,000	11,619
Norfolk Southern Corp. 4.15%, 2/28/2048	130,000	155,286
Union Pacific Corp.
3.95%, 9/10/2028	21,000	24,364
3.70%, 3/1/2029	70,000	79,931
4.38%, 9/10/2038	41,000	49,366
4.30%, 3/1/2049	50,000	62,859
3.25%, 2/5/2050	25,000	26,446

		967,749

Semiconductors & Semiconductor Equipment — 1.4%
Analog Devices, Inc. 3.50%, 12/5/2026	14,000	15,492
Broadcom Corp.
3.63%, 1/15/2024	110,000	115,643
3.88%, 1/15/2027	187,000	196,753
Broadcom, Inc.
3.15%, 11/15/2025 (a)	78,000	80,838
4.75%, 4/15/2029 (a)	50,000	54,777
Intel Corp.
3.73%, 12/8/2047	30,000	35,202
3.25%, 11/15/2049	40,000	44,507
NXP BV (Netherlands) 4.30%, 6/18/2029 (a)	40,000	43,829

		587,041

Software — 2.4%
Microsoft Corp. 3.30%, 2/6/2027	30,000	34,523

Investments	Principal Amount($)	Value($)
3.45%, 8/8/2036	70,000	82,566
4.10%, 2/6/2037	110,000	139,823
3.70%, 8/8/2046	136,000	169,700
Oracle Corp.
2.50%, 4/1/2025	80,000	85,032
3.25%, 11/15/2027	53,000	59,251
2.95%, 4/1/2030	65,000	71,320
3.80%, 11/15/2037	50,000	56,875
3.60%, 4/1/2040	60,000	66,345
4.00%, 7/15/2046	69,000	80,186
3.60%, 4/1/2050	120,000	133,687

		979,308

Specialty Retail — 1.8%
Home Depot, Inc. (The)
2.70%, 4/15/2030	60,000	65,488
4.20%, 4/1/2043	30,000	36,365
4.25%, 4/1/2046	31,000	39,158
3.13%, 12/15/2049	45,000	49,117
3.35%, 4/15/2050	20,000	22,604
3.50%, 9/15/2056	20,000	23,310
Lowe’s Cos., Inc.
3.10%, 5/3/2027	40,000	43,570
3.70%, 4/15/2046	80,000	88,343
4.05%, 5/3/2047	77,000	88,234
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	160,000	175,034
TJX Cos., Inc. (The) 3.50%, 4/15/2025	80,000	89,380

		720,603

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.
2.40%, 5/3/2023	77,000	81,387
3.25%, 2/23/2026	120,000	135,386
2.90%, 9/12/2027	71,000	79,490
1.65%, 5/11/2030	40,000	40,497
3.85%, 5/4/2043	20,000	24,616
3.45%, 2/9/2045	80,000	92,564
4.65%, 2/23/2046	117,000	160,807
Dell International LLC
4.42%, 6/15/2021 (a)	70,000	71,313
5.45%, 6/15/2023 (a)	170,000	182,529
6.02%, 6/15/2026 (a)	40,000	45,180
5.30%, 10/1/2029 (a)	40,000	43,487

		957,256

Thrifts & Mortgage Finance — 0.5%
Nationwide Building Society (United Kingdom) (ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023 (a) (b)	200,000	205,908

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Tobacco — 2.2%
Altria Group, Inc.
2.85%, 8/9/2022	100,000	103,825
4.80%, 2/14/2029	110,000	125,982
5.80%, 2/14/2039	50,000	60,851
5.38%, 1/31/2044	80,000	93,999
5.95%, 2/14/2049	20,000	25,577
BAT Capital Corp. (United Kingdom)
4.39%, 8/15/2037	180,000	188,924
4.54%, 8/15/2047	50,000	53,092
Philip Morris International, Inc. 3.88%, 8/21/2042	40,000	44,220
Reynolds American, Inc. (United Kingdom)
4.00%, 6/12/2022	123,000	129,189
4.45%, 6/12/2025	58,000	64,120

		889,779

Trading Companies & Distributors — 1.1%
Air Lease Corp.
3.00%, 9/15/2023	257,000	236,381
2.30%, 2/1/2025	110,000	95,872
3.75%, 6/1/2026	60,000	54,666
3.25%, 10/1/2029	50,000	42,592

		429,511

Water Utilities — 0.1%
American Water Capital Corp. 2.80%, 5/1/2030	45,000	48,026

Wireless Telecommunication Services — 2.1%
Rogers Communications, Inc. (Canada) 3.70%, 11/15/2049	80,000	88,757
T-Mobile USA, Inc.
3.50%, 4/15/2025 (a)	150,000	160,631
3.75%, 4/15/2027 (a)	90,000	97,307
3.88%, 4/15/2030 (a)	40,000	43,363
4.38%, 4/15/2040 (a)	25,000	27,564
4.50%, 4/15/2050 (a)	65,000	73,081
Vodafone Group plc (United Kingdom)
3.75%, 1/16/2024	130,000	141,367
4.38%, 5/30/2028	50,000	58,515
5.25%, 5/30/2048	70,000	90,750
4.25%, 9/17/2050	70,000	80,370

		861,705

TOTAL CORPORATE BONDS (Cost $36,590,523)		39,421,584

U.S. TREASURY OBLIGATIONS — 0.7%

Investments	Principal Amount($)	Value($)
U.S. Treasury Bonds 2.38%, 11/15/2049 (Cost $292,777)	240,000	295,763

ASSET-BACKED SECURITIES — 0.2%
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	27,696	24,210
American Airlines Pass-Through Trust Series 2019-1, Class AA, 3.15%, 2/15/2032	19,692	17,590
United Airlines Pass-Through Trust Series 2019-2, Class AA, 2.70%, 5/1/2032	20,000	17,783

TOTAL ASSET-BACKED SECURITIES (Cost $66,570)		59,583

	Shares
SHORT-TERM INVESTMENTS — 2.7%
INVESTMENT COMPANIES — 2.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09% (e)(f) (Cost $1,111,007)	1,111,007	1,111,007

Total Investments — 100.9% (Cost $38,060,877)		40,887,937
Liabilities in Excess of Other Assets — (0.9)%		(377,216)

Net Assets — 100.0%		40,510,721

Percentages indicated are based on net assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

(d)	Amount rounds to less than 0.1% of net assets.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of May 31, 2020.

Futures contracts outstanding as of May 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	3	09/2020	USD	662,508	64
U.S. Treasury 5 Year Note	4	09/2020	USD	502,500	929
U.S. Treasury Long Bond	13	09/2020	USD	2,315,625	8,910

					9,903

Short Contracts
U.S. Treasury 10 Year Note	(8)	09/2020	USD	(1,112,500)	(1,446)
U.S. Treasury 10 Year Ultra Note	(8)	09/2020	USD	(1,258,000)	(4,579)
U.S. Treasury Ultra Bond	(3)	09/2020	USD	(652,219)	181

					(5,844)

					4,059

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Corporate Bond Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$59,583	$—	$59,583
Corporate Bonds	—	39,421,584	—	39,421,584
U.S. Treasury Obligations	—	295,763	—	295,763
Short-Term Investments
Investment Companies	1,111,007	—	—	1,111,007

Total Investments in Securities	$1,111,007	$39,776,930	$—	$40,887,937

Appreciation in Other Financial Instruments
Futures Contracts	$10,084	$—	$—	$10,084

Depreciation in Other Financial Instruments
Futures Contracts	$(6,025)	$—	$—	$(6,025)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09%(a)(b)	$326,606	$7,128,321	$6,343,920	$—	$—	$1,111,007	1,111,007	$586	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.